UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.           Atlanta, GA               10/2/09
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $ 1,202,930
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2          Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------          -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS            CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----            -----         -----     -------------   ----------  ------------   ---------
ACE Limited                           SHS              H0023R105     40,137,394    750,793      Sole        None           None
Affiliated Computer S                 COM              008190100        499,177      9,215      Sole        None           None
AGL Resources                         COM              001204106      3,927,138    111,345      Sole        None           None
Alliant Energy Corp.                  COM              018802108      1,996,566     71,690      Sole        None           None
Apple Computer Inc.                   COM              037833100      1,254,263      6,767      Sole        None           None
AT&T Inc.                             COM              00206R102     42,357,888  1,568,230      Sole        None           None
Bank of America Corp.                 COM              060505104     47,520,520  2,808,541      Sole        None           None
Bank of New York Co.                  COM              064058100        232,906      8,034      Sole        None           None
Baxter International                  COM              071813109        307,854      5,400      Sole        None           None
BB&T Corp                             COM              054937107      3,743,321    137,420      Sole        None           None
BE Aerospace Inc.                     COM              073302101        594,130     29,500      Sole        None           None
Boeing Company                        COM              097023105     36,317,160    670,677      Sole        None           None
BP PLC ADS                            SPONSORED ADR    055622104        225,802      4,242      Sole        None           None
Bristol-Myers Squibb                  COM              110122108     32,882,105  1,460,129      Sole        None           None
C.R. Bard Inc.                        COM              067383109        371,039      4,720      Sole        None           None
Canadian Natl Railway                 COM              136375102        239,561      4,890      Sole        None           None
Capital One Financial                 COM              14040H105     39,359,275  1,101,575      Sole        None           None
Chesapeake Energy Cor                 COM              165167107      4,479,248    157,720      Sole        None           None
ChevronTexaco Corp                    COM              166764100     32,947,154    467,800      Sole        None           None
Chubb Corp                            COM              171232101     50,392,104    999,645      Sole        None           None
Cisco Systems Inc.                    COM              17275R102        235,400     10,000      Sole        None           None
Citigroup Inc                         COM              172967101      1,976,083    408,282      Sole        None           None
Coachmen Industries                   COM              189873102         28,488     21,102      Sole        None           None
Coca-Cola Company                     COM              191216100      4,101,021     76,369      Sole        None           None
ConAgra Foods Inc                     COM              205887102      3,389,467    156,341      Sole        None           None
ConocoPhillips                        COM              20825C104     41,719,892    923,824      Sole        None           None
Deluxe Corporation                    COM              248019101        825,246     48,260      Sole        None           None
Diageo ADR                            SPON ADR NEW     25243Q205        494,994      8,050      Sole        None           None
Duke Energy Corporation               COM              26441C105      3,586,674    227,870      Sole        None           None
E.I. DuPont de Nemour                 COM              263534109      4,238,720    131,883      Sole        None           None
Eaton Corporation                     COM              278058102        688,983     12,175      Sole        None           None
Ecotality, Inc.                       COM              27922Y103          1,880     10,000      Sole        None           None
Eli Lilly & Co.                       COM              532457108     43,388,439  1,313,607      Sole        None           None
Exelon Corp                           COM              30161N101      1,797,484     36,225      Sole        None           None
Exxon Mobil                           COM              30231G102      5,344,033     77,890      Sole        None           None
Flextronics                           ORD              Y2573F102     57,806,408  7,738,475      Sole        None           None
Flowers Foods                         COM              343498101      2,232,037     84,901      Sole        None           None
Gamestop                              CL A             36467w109     43,935,250  1,659,813      Sole        None           None
Gannett Co. Inc.                      COM              364730101      5,360,222    428,475      Sole        None           None
General Electric Co                   COM              369604103      3,031,542    184,625      Sole        None           None
Google                                COM              38259P508        399,159        805      Sole        None           None
H&R Block Inc.                        COM              093671105      1,188,635     64,670      Sole        None           None
Halliburton Company                   COM              406216101     15,375,187    566,932      Sole        None           None
Harris Corporation                    COM              413875105        263,200      7,000      Sole        None           None
HCC Insurance Holdings                COM              404132102     28,973,605  1,059,364      Sole        None           None
Hewlett-Packard Co                    COM              428236103        288,878      6,119      Sole        None           None
Honeywell International Inc           COM              438516106      7,520,683    202,441      Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT     444717102        179,100     10,000      Sole        None           None
IBM Corp                              COM              459200101     34,677,006    289,917      Sole        None           None
Illinois Tool Works                   COM              452308109      2,326,627     54,475      Sole        None           None
Ingersoll-Rand Co                     CL A             G4776G101      1,269,738     41,400      Sole        None           None
Intel Corporation                     COM              458140100        279,068     14,260      Sole        None           None
Invesco Plc                           SHS              G491BT108      1,308,700     57,500      Sole        None           None
ISHARES BARCLAYS AGGREGATE BOND FUND  BARCLYS US AGG B 464287226      5,337,805     50,875      Sole        None           None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA   464288679      1,121,734     10,180      Sole        None           None
ITT Industries Inc.                   COM              450911102     43,438,134    832,946      Sole        None           None
J P Morgan Chase                      COM              46625H100      4,694,217    107,125      Sole        None           None
Jackson Hewitt Tax                    COM              468202106      1,324,623    259,730      Sole        None           None
Johnson & Johnson                     COM              478160104     37,735,481    619,732      Sole        None           None
KBR                                   COM              48242W106      1,460,632     62,715      Sole        None           None
Merck & Co. Inc.                      COM              589331107      1,943,189     61,435      Sole        None           None
Microsoft Corporation                 COM              594918104      1,374,220     53,430      Sole        None           None
Morgan Stanley                        COM              617446448     38,629,830  1,250,966      Sole        None           None
NII Holdings                          CL B NEW         62913f201      8,789,394    292,395      Sole        None           None
Nike Inc cl B                         CL B             654106103      2,933,821     45,345      Sole        None           None
Nokia Corporation                     SPONSORED ADR    654902204     38,924,463  2,662,412      Sole        None           None
Norfolk Southern Corp                 COM              655844108      2,991,834     69,400      Sole        None           None
Norsk Hydro ASA                       SPONS ADR A      656531605        176,225     26,500      Sole        None           None
Nucor Corporation                     COM              670346105      2,761,837     58,750      Sole        None           None
Oil Service Holders                   DEPOSTRY RCPT    678002106        270,089      2,300      Sole        None           None
Old Republic Intl                     COM              680223104        198,729     16,316      Sole        None           None
Oracle Corporation                    COM              68389X105     45,304,055  2,173,899      Sole        None           None
Palm Harbor Homes In                  COM              696639103         43,466     15,040      Sole        None           None
PartnerRe Ltd.                        COM              G6852T105      4,785,129     62,193      Sole        None           None
PETsMART Inc.                         COM              716768106        769,199     35,365      Sole        None           None
Pfizer Inc.                           COM              717081103        386,211     23,336      Sole        None           None
Philip Morris Intl Inc                COM              718172109      2,643,374     54,234      Sole        None           None
Polaris Industries In                 COM              731068102        356,743      8,748      Sole        None           None
Precision Castparts                   COM              740189105     37,663,071    369,717      Sole        None           None
Royal Dutch Shell ADR A               SPONS ADR A      780259206     46,600,757    814,841      Sole        None           None
Sara Lee Corp.                        COM              803111103        437,345     44,810      Sole        None           None
Selective Insurance G                 COM              816300107        188,760     12,000      Sole        None           None
St. Jude Medical Inc                  COM              790849103     32,197,567    825,367      Sole        None           None
SunTrust Banks Inc.                   COM              867914103      1,481,309     65,690      Sole        None           None
SuperValu Inc.                        COM              868536103     43,381,550  2,880,581      Sole        None           None
Sysco Corporation                     COM              871829107     31,178,549  1,254,670      Sole        None           None
Teva Pharmaceutical                   ADR              881624209     22,331,189    441,677      Sole        None           None
V.F. Corporation                      COM              918204108     13,382,384    184,763      Sole        None           None
Valero Energy Corp.                   COM              91913Y100      2,946,795    151,975      Sole        None           None
Vanguard Bond Market ETF              EFT              921937835      5,337,805     50,875      Sole        None           None
Vanguard Growth VIPERs                ETF              922908736        280,403      5,690      Sole        None           None
Vanguard Value VIPERs                 ETF              922908744        293,437      6,368      Sole        None           None
Verizon Communication                 COM              92343V104      2,889,120     95,445      Sole        None           None
Wal-Mart Stores Inc.                  COM              931142103     29,758,603    606,205      Sole        None           None
Wyeth                                 COM              983024100     26,170,143    538,702      Sole        None           None